UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets other than goodwill	€ 17,101	€ 5
Goodwill	13,503	0
Property, plant and equipment	857	393
Right of use	2,943	2,584
Other non-current assets	205	195
Total non-current assets	34,609	3,177
Current assets
Trade and other receivables	245	76
Other current assets	5,488	3,769
Cash and cash equivalents	25,189	38,789
Total current assets	30,922	42,634
TOTAL ASSETS	65,531	45,811
Shareholders’ equity
Share capital	6,075	3,102
Premiums related to share capital	49,671	48,975
Reserves	(8,162)	(29,765)
Translation reserve	1,249	1,402
Net loss for the period	(12,201)	(228)
Total shareholders’ equity	36,632	23,487
Non-current liabilities
Provisions - non-current portion	397	419
Financial liabilities – non-current portion	8,552	7,547
Non-current derivative financial liabilities	0	0
Lease liabilities - non-current portion	2,559	2,680
Deferred tax	0	0
Total Non-current liabilities	11,508	10,646
Current liabilities
Provisions - current portion	208	314
Financial liabilities – current portion	3,201	2,565
Derivative liabilities - current portion	0	0
Lease liabilities - current portion	828	775
Trade and other payables	9,120	5,115
Other current liabilities	4,033	2,909
Total current liabilities	17,390	11,678
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 65,531	€ 45,811